UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03101
CALVERT MANAGEMENT SERIES, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended March 31, 2016

Item 1. Schedule of Investments.
CALVERT TAX-FREE RESPONSIBLE IMPACT BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
MUNICIPAL OBLIGATIONS - 99.5%

California - 8.5%
California GO Bonds:
4.00%, 9/1/32	1,000,000	1,116,370
4.00%, 3/1/45	1,350,000	1,442,907
California GO Green Bonds, 3.75%, 10/1/37	1,000,000	1,044,740
California GO Veterans Bonds:
4.00%, 12/1/32	1,000,000	1,061,650
3.75%, 12/1/34	1,500,000	1,580,325
California Infrastructure & Economic Development Bank Revenue Bonds, 5.00%, 10/1/34	2,500,000	3,020,900
California Pollution Control Financing Authority Revenue Bonds:
3.00%, 11/1/25	350,000	363,524
1.65%, 7/1/31 (mandatory put, 5/1/17 @ 100) (a)	1,000,000	1,000,670
Hawthorne Community Redevelopment Agency Successor Agency Revenue Bonds, 5.00%, 9/1/31	1,000,000	1,200,220
Long Beach California Unified School District GO Bonds, Zero Coupon, 8/1/25	1,000,000	806,380
		12,637,686

Colorado - 1.7%
Board of Governors of Colorado State University System Enterprise Revenue Bonds, 5.00%, 3/1/29	1,000,000	1,257,700
Regional Transportation District Colorado Sales Tax Revenue Bonds, 5.00%, 11/1/32	1,000,000	1,299,550
		2,557,250

Connecticut - 5.1%
Connecticut GO Bonds, Green Bonds:
4.00%, 11/15/30	1,000,000	1,096,150
5.00%, 11/15/31	1,000,000	1,187,680
Connecticut Health & Educational Facility Authority Revenue Bonds:
1.00%, 7/1/33 (mandatory put, 2/6/19 @ 100) (a)	2,000,000	1,998,880
4.85%, 7/1/37	1,360,000	1,426,450
4.00%, 7/1/38	750,000	806,392
5.05%, 7/1/42	1,000,000	1,049,470
		7,565,022

See notes to Schedule of Investments.

Delaware - 0.3%
Sussex County Delaware Industrial Revenue Bonds VRDN, 0.68%, 11/1/27 (optional put, 4/7/16 @ 100) (a)(b)	400,000	400,000

District of Columbia - 2.0%
Metropolitan Washington DC Airport Authority System Revenue Bonds:
5.00%, 10/1/25	1,750,000	1,850,118
5.00%, 10/1/27	1,000,000	1,180,120
		3,030,238

Florida - 9.4%
Highlands County Florida Health Facilities Authority Revenue Bonds:
5.125%, 11/15/32 (Prerefunded 11/15/16 @ 100) (a)	2,060,000	2,118,277
5.625%, 11/15/37 (a)	1,080,000	1,227,571
Miami-Dade County Florida Aviation Revenue Bonds:
5.00%, 10/1/30	1,500,000	1,715,040
5.00%, 10/1/41	1,000,000	1,083,640
Miami-Dade County Florida EFA Revenue Bonds, 4.00%, 4/1/45	1,375,000	1,427,003
Miami-Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,329,240
Miami-Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	525,000	525,210
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue Bonds, 5.25%, 10/1/30 (escrowed to maturity)	2,675,000	3,619,623
		14,045,604

Georgia - 1.5%
Cobb County Georgia Development Authority Revenue Bonds, 1.875%, 4/1/33 (mandatory put, 10/1/19 @ 100) (a)	1,000,000	1,007,960
Georgia GO Bonds, 4.50%, 7/1/28	1,000,000	1,156,370
		2,164,330

Hawaii - 1.3%
Hawaii State Airports System Revenue Bonds, 5.00%, 7/1/41	750,000	845,790
Honolulu City and County Hawaii GO Bonds, 5.00%, 12/1/34	1,000,000	1,136,940
		1,982,730

Idaho - 0.7%
Idaho Housing & Finance Association Revenue Bonds, 3.10%, 7/1/24	1,055,000	1,119,302

Illinois - 1.5%
Chicago O'Hare International Airport Revenue Bonds, 5.00%, 1/1/34	400,000	449,676
Illinois Education Facilities Revenue Bonds, 4.45%, 11/1/36	1,000,000	1,042,870
Illinois Finance Authority Revenue Bonds VRDN, 0.78%, 6/1/26 (optional put, 4/7/16 @ 100) (a)(b)	700,000	700,000
		2,192,546

See notes to Schedule of Investments.

Indiana - 0.9%
Indiana Finance Authority Revenue Bonds, 5.00%, 2/1/31	1,130,000	1,289,228

Iowa - 0.8%
Iowa SO Revenue Bonds, 5.00%, 6/15/27	1,000,000	1,146,910

Kansas - 1.5%
Kansas Development Finance Authority Hospital Revenue Bonds:
5.50%, 11/15/29	1,000,000	1,148,310
5.75%, 11/15/38	1,000,000	1,148,510
		2,296,820

Maine - 2.5%
Old Town City Maine Solid Waste Disposal Revenue Bonds VRDN, 0.57%, 12/1/24 (optional put, 4/7/16 @ 100) (a)(b)	3,700,000	3,700,000

Maryland - 2.2%
Maryland Economic Development Corp. Revenue Bonds, 5.00%, 6/1/43	500,000	576,620
Maryland State Community Development Administration Department and Community Development Revenue Bonds:
4.05%, 7/1/40	1,575,000	1,624,140
4.35%, 7/1/50	1,000,000	1,044,360
		3,245,120

Massachusetts - 3.6%
Boston Massachusetts Water & Sewer Commission Revenue Bonds, 5.00%, 11/1/30	1,000,000	1,136,530
Massachusetts HFA Revenue Bonds:
3.85%, 6/1/28	1,000,000	1,060,100
3.30%, 12/1/28	750,000	760,365
4.00%, 12/1/30	1,000,000	1,043,210
The Massachusetts Clean Water Trust Revenue Bonds, 5.25%, 8/1/29	1,000,000	1,345,030
		5,345,235

Michigan - 2.2%
Grand Valley State University Revenue Bonds, 5.00%, 12/1/33	1,000,000	1,173,750
Michigan Finance Authority Revenue Bonds, 4.00%, 11/1/46	2,000,000	2,033,440
		3,207,190

Mississippi - 2.1%
Mississippi Business Finance Corp. Revenue Bonds, 1.375%, 3/1/27 (mandatory put, 3/1/17 @ 100) (a)	400,000	400,020
Prentiss County Mississippi Industrial Development Revenue Bonds VRDN, 0.25%, 10/1/17 (optional put, 4/7/16 @ 100) (a)(b)	2,700,000	2,700,000
		3,100,020

See notes to Schedule of Investments.

Missouri - 1.2%
Kansas City Missouri GO Bonds, 4.50%, 2/1/24	1,500,000	1,767,150

New Jersey - 0.4%
New Jersey Turnpike Authority Revenue Bonds, 4.00%, 1/1/45	500,000	531,570

New Mexico - 3.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, 5.125%, 8/1/35	4,010,000	4,427,040

New York - 5.5%
Build NYC Resource Corp. Revenue Bonds, 4.00%, 8/1/36	1,665,000	1,750,248
New York City Housing Development Corp. Revenue Bonds, 3.80%, 11/1/30	1,000,000	1,058,620
New York City NY GO Bonds, Series G, 5.00%, 8/1/26	2,000,000	2,442,320
New York State Dormitory Authority Revenue Bonds:
5.00%, 8/15/29	1,000,000	1,178,850
5.00%, 3/15/37 (Prerefunded 3/15/17 @ 100)	1,430,000	1,490,160
New York State Environmental Facilities Corp. Solid Waste Disposal Revenue Bonds, 2.75%, 7/1/17 (a)	200,000	204,046
		8,124,244

North Carolina - 3.5%
Columbus County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Bonds, 5.70%, 5/1/34	1,000,000	1,131,770
North Carolina Medical Care Commission Revenue Bonds, 5.00%, 6/1/42	3,700,000	4,103,263
		5,235,033

North Dakota - 0.3%
North Dakota HFA Revenue Bonds, 2.55%, 1/1/22	500,000	521,505

Ohio - 4.4%
Montgomery County Ohio Revenue Bonds, 5.00%, 5/1/39	2,500,000	2,699,750
Ohio State Revenue Bonds, 5.00%, 12/31/30	1,000,000	1,161,340
Ohio State University Revenue Bonds:
5.00%, 12/1/29 (escrowed to maturity)	85,000	114,995
5.00%, 12/1/29 (unrefunded portion)	1,915,000	2,497,792
		6,473,877

Pennsylvania - 4.3%
Bucks County Pennsylvania IDA Revenue Bonds, 1.375%, 12/1/22 (mandatory put, 2/1/17 @ 100) (a)	1,500,000	1,502,220
Erie Pennsylvania Water Authority Revenue Bonds, 5.00%, 12/1/30	1,000,000	1,196,340
Mount Lebanon Pennsylvania School District GO Bonds, 5.00%, 2/15/27	2,000,000	2,206,820
Pennsylvania Economic Development Financing Authority Revenue Bonds, 2.625%, 11/1/21 (a)	500,000	511,130
Pennsylvania HFA Revenue Bonds, 3.90%, 10/1/35	1,000,000	1,033,650
		6,450,160
See notes to Schedule of Investments.

Rhode Island - 2.4%
Rhode Island Clean Water Finance Agency Revenue Bonds:
5.00%, 10/1/30	1,000,000	1,224,350
5.00%, 10/1/31	1,000,000	1,218,080
Rhode Island GO Bonds, 4.00%, 8/1/24	1,000,000	1,129,670
		3,572,100

Texas - 18.5%
Arlington Texas Higher Education Finance Corp. Revenue Bonds:
5.00%, 8/15/33	1,460,000	1,702,944
5.00%, 8/15/34	1,300,000	1,511,042
Bexar County Texas GO Bonds, 5.00%, 6/15/35	3,000,000	3,371,370
Dallas/Fort Worth Texas International Airport Revenue Bonds:
5.00%, 11/1/36	500,000	574,450
5.00%, 11/1/38	1,000,000	1,106,220
El Paso County Texas GO Bonds, 5.00%, 2/15/32	1,000,000	1,140,210
Harris County Texas Flood Control District Revenue Bonds, 5.00%, 10/1/27	3,450,000	4,037,915
Hidalgo County Texas Drain District No 1 GO Bonds, 5.00%, 9/1/25 (Prerefunded 9/1/18 @ 100)	3,010,000	3,309,134
Longview Texas Independent School District GO Bonds, Zero Coupon, 2/15/18	500,000	492,075
Love Field Airport Modernization Corp. Revenue Bonds, 5.00%, 11/1/28	1,000,000	1,189,470
Newark Higher Education Finance Corp. Revenue Bonds, 4.00%, 8/15/35	1,000,000	1,052,710
North East Texas Independent School District GO Bonds:
5.25%, 2/1/26	1,000,000	1,296,280
5.25%, 2/1/35	3,345,000	4,567,731
Port of Houston Texas Tax Authority GO Bonds, 5.00%, 10/1/35	1,830,000	2,102,322
		27,453,873

Utah - 1.4%
Utah Housing Corp. Revenue Bonds, 4.00%, 1/1/36	2,000,000	2,114,120

Vermont - 2.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, 5.00%, 10/31/46	1,000,000	1,023,600
Vermont GO Bonds:
5.00%, 8/15/20	1,000,000	1,136,420
4.50%, 7/15/26 (Prerefunded 7/15/17 @ 100)	1,000,000	1,048,980
Vermont HFA Revenue Bonds, 5.35%, 5/1/36	30,000	30,563
		3,239,563

Virgin Islands - 0.1%
Virgin Islands Public Finance Authority Revenue Bonds, 4.25%, 10/1/29	200,000	202,188

Virginia - 1.3%
Loudoun County Virginia Sanitation Authority Revenue Bonds, 5.00%, 1/1/27	1,725,000	1,963,947
See notes to Schedule of Investments.

Washington - 3.2%
Central Puget Sound Regional Transit Authority Revenue Bonds, Green Bonds:
4.00%, 11/1/33	1,250,000	1,375,288
5.00%, 11/1/35	1,000,000	1,204,290
Washington Economic Development Finance Authority Revenue Bonds, 2.125%, 6/1/20 (a)(c)	1,000,000	1,016,430
Washington GO Bonds, 5.00%, 2/1/23	1,000,000	1,114,930
		4,710,938

Total Municipal Obligations (Cost $137,012,674)		147,812,539

TOTAL INVESTMENTS (Cost $137,012,674) - 99.5%		147,812,539
Other assets and liabilities, net - 0.5%		812,459
NET ASSETS - 100.0%		$148,624,998

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
5 Year U.S. Treasury Notes	(44)	6/16	($5,331,219)	($4,833)
10 Year U.S. Treasury Notes	(64)	6/16	(8,345,000)	8,887
Long Bond U.S. Treasury Notes	(30)	6/16	(4,933,125)	24,319
Total Short				$28,373

NOTES TO SCHEDULE OF INVESTMENTS
(a) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.
(b) The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations:
EFA:	Education Facility Authority
GO:	General Obligation
HFA:	Housing Finance Agency/Authority
IDA:	Industrial Development Agency/Authority
SO:	Special Obligation
VRDN:	Variable Rate Demand Notes
See notes to Schedule of Investments.

CALVERT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 36.2%

Asset-Backed - Automobile - 1.8%
Capital Automotive REIT, 3.66%, 10/15/44 (a)	100,000	103,440
CarFinance Capital Auto Trust, 1.46%, 12/17/18 (a)	29,025	28,998
Flagship Credit Auto Trust, 1.32%, 4/16/18 (a)	2,183	2,182
Skopos Auto Receivables Trust:
3.55%, 2/15/20 (a)	418,386	417,921
3.10%, 12/15/23 (a)	292,119	291,125
5.43%, 12/15/23 (a)	400,000	391,696
		1,235,362

Asset-Backed - Other - 34.0%
American Homes 4 Rent:
2.541%, 6/17/31 (a)(b)	150,000	142,052
3.691%, 6/17/31 (a)(b)	250,000	233,349
4.691%, 10/17/45 (a)	200,000	196,134
Apidos CLO XX, 4.32%, 1/16/27 (a)(b)	400,000	362,560
Apidos CLO XXI, 6.17%, 7/18/27 (a)(b)	300,000	244,479
Applebee's Funding LLC / IHOP Funding LLC, 4.277%, 9/5/44 (a)	150,000	149,410
AVANT Loans Funding Trust, 4.11%, 5/15/19 (a)	1,182,503	1,182,267
Bayview Opportunity Master Fund IIIa Trust, 3.844%, 11/28/29 (a)(b)	89,809	89,445
Blue Elephant Loan Trust, 3.12%, 12/15/22 (a)	124,306	123,906
CAM Mortgage LLC 2015-1:
3.50%, 7/15/64 (a)(b)	49,152	49,196
4.75%, 7/15/64 (a)(b)	450,000	446,780
Citi Held For Asset Issuance:
4.00%, 3/15/22 (a)	500,000	474,355
4.31%, 5/16/22 (a)	1,000,000	944,940
4.48%, 8/15/22 (a)	1,650,993	1,652,941
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (a)	191,000	190,764
Conn's Receivables Funding LLC:
4.68%, 4/16/18 (a)	1,500,000	1,500,741
4.565%, 9/15/20 (a)	1,511,073	1,508,240
Consumer Credit Origination Loan Trust:
2.82%, 3/15/21 (a)	253,733	253,803
5.21%, 3/15/21 (a)	300,000	292,341
Countrywide Asset-Backed Certificates, 0.893%, 11/25/35 (a)(b)	52,796	52,215
Diamond Resorts Owner Trust, 1.95%, 1/20/25 (a)	30,436	30,030
Driven Brands Funding LLC, 5.216%, 7/20/45 (a)	299,250	294,497
See notes to Schedule of Investments.

Dryden 33 Senior Loan Fund, 4.272%, 7/15/26 (a)(b)	200,000	178,268
Dryden 40 Senior Loan Fund, 4.318%, 8/15/28 (a)(b)	250,000	222,785
GCAT LLC 2015-1:
3.625%, 5/26/20 (a)(b)	208,019	206,332
4.75%, 5/26/20 (a)(b)	149,683	141,237
GLC II Trust, 4.00%, 12/18/20 (a)	110,002	109,604
GLC Trust, 3.00%, 7/15/21 (a)	98,968	95,504
GMAT Trust, 4.25%, 9/25/20 (a)(b)	434,673	433,600
Invitation Homes Trust:
2.282%, 12/17/30 (a)(b)	200,000	193,205
3.082%, 12/17/30 (a)(b)	100,000	94,956
3.441%, 12/17/31 (a)(b)	1,000,000	968,906
3.441%, 3/17/32 (a)(b)	480,000	463,308
3.588%, 6/17/32 (a)(b)	100,000	93,676
4.138%, 6/17/32 (a)(b)	350,000	322,526
Madison Park Funding XVII Ltd., 4.074%, 7/21/27 (a)(b)	150,000	133,122
Oak Hill Advisors Residential Loan Trust, 4.00%, 4/25/54 (a)(b)	200,000	197,996
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (a)	745,000	743,129
2.47%, 9/18/24 (a)	750,000	747,073
PennyMac LLC, 4.00%, 3/25/55 (a)(b)	389,729	384,788
RenewFund Receivables Trust, 3.51%, 4/15/25 (a)	78,231	77,521
RMAT LLC:
2015-1, 4.09%, 7/27/20 (a)(b)	227,781	226,515
2015-NPL1, 3.75%, 5/25/55 (a)(b)	234,283	232,591
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (a)(b)	132,182	130,986
Sierra Timeshare Receivables Funding LLC:
2.39%, 11/20/29 (a)	16,599	16,399
2.42%, 3/20/30 (a)	103,858	103,032
2.40%, 6/20/31 (a)	820,208	813,104
2.80%, 10/20/31 (a)	195,129	194,220
3.08%, 9/20/32 (a)	594,627	593,251
SolarCity LMC, 5.44%, 7/20/44 (a)	287,096	295,465
SpringCastle America Funding LLC, 5.59%, 10/25/33 (a)	100,000	100,000
Truman Capital Mortgage Loan Trust, 3.125%, 4/25/53 (a)(b)	169,107	168,957
U.S. Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (a)	141,596	140,420
U.S. Residential Opportunity Fund IV Trust, 3.721%, 2/27/35 (a)	149,061	147,938
Vericrest Opportunity Loan Trust, 3.375%, 10/25/58 (a)(b)	391,310	385,883
VML LLC, 3.875%, 4/27/54 (a)(b)	132,394	131,714
VOLT XIX LLC, 3.875%, 4/25/55 (a)(b)	70,885	70,888
VOLT XXV LLC, 3.50%, 6/26/45 (a)(b)	637,860	627,255
VOLT XXVII LLC:
3.375%, 8/27/57 (a)(b)	441,288	434,526
4.75%, 8/27/57 (a)(b)	198,497	194,317
VOLT XXX LLC, 3.625%, 10/25/57 (a)(b)	251,104	247,352
VOLT XXXVIII LLC, 3.875%, 9/25/45 (a)(b)	181,991	179,524
See notes to Schedule of Investments.

Wendys Funding LLC, 2015-1:
3.371%, 6/15/45 (a)	746,250	732,564
4.08%, 6/15/45 (a)	348,250	340,679
		22,729,561

Asset-Backed - Student Loan - 0.4%
Commonbond Student Loan Trust, 3.20%, 6/25/32 (a)	73,706	73,591
Navient Student Loan Trust, 1.933%, 7/25/52 (b)	100,000	84,751
SLM Private Credit Student Loan Trust, 1.034%, 6/15/39 (b)	92,824	82,005
		240,347

Total Asset-Backed Securities (Cost $24,543,372)		24,205,270

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 10.2%
Bellemeade Re Ltd.:
4.733%, 7/25/25 (a)(b)	550,000	538,626
6.733%, 7/25/25 (a)(b)	300,000	292,485
Fannie Mae Connecticut Avenue Securities, 12.685%, 9/25/28 (b)	250,000	255,563
Freddie Mac Structured Agency Credit Risk Debt Notes:
STACR 2014-DN4 M3, 4.983%, 10/25/24 (b)	1,200,000	1,192,149
STACR 2015-HQ2 B, 8.383%, 5/25/25 (b)	598,714	586,755
STACR 2015-DNA2 B, 7.983%, 12/25/27 (b)	100,000	85,017
STACR 2015-HQA2 M2, 3.233%, 5/25/28 (b)	1,750,000	1,757,748
STACR 2015-HQA2 M3, 5.233%, 5/25/28 (b)	275,000	264,889
STACR 2015-HQA2 B, 10.933%, 5/25/28 (b)	650,000	611,013
STACR 2016-HQA1 M3, 6.791%, 9/25/28 (b)	1,000,000	1,038,670
LSTAR Securities Investment Trust, 2.439%, 5/1/20 (a)(b)	173,354	169,022

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $6,793,643)		6,791,937

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.6%
Bear Stearns Commercial Mortgage Securities Trust, 3.336%, 5/15/32 (a)(b)	100,000	95,065
BLCP Hotel Trust, 4.106%, 8/15/29 (a)(b)	150,000	142,851
Citigroup Commercial Mortgage Trust, 3.836%, 9/15/27 (a)(b)	200,000	185,021
Colony Multifamily Mortgage Trust, 2.543%, 4/20/50 (a)	676,230	675,542
COMM Mortgage Trust, 3.537%, 6/15/34 (a)(b)	420,000	391,642
EQTY INNS Mortgage Trust, 3.888%, 5/8/31 (a)(b)	600,000	570,695
Extended Stay America Trust:
3.902%, 12/5/31 (a)	155,000	155,204
4.036%, 12/5/31 (a)(b)	1,381,000	1,397,651
4.093%, 12/5/31 (a)(b)	260,000	261,342
Hilton USA Trust:
Class DFL, 3.191%, 11/5/30 (a)(b)	362,686	360,830
Class DFX, 4.407%, 11/5/30 (a)	600,000	600,762
Class EFX, 5.222%, 11/5/30 (a)(b)	2,000,000	2,011,768
See notes to Schedule of Investments.

Hyatt Hotel Portfolio Trust, 3.926%, 11/15/29 (a)(b)	100,000	91,339
JP Morgan Chase Commercial Mortgage Securities Trust, 4.036%, 6/15/29 (a)(b)	860,000	801,703
Motel 6 Trust, 5.279%, 2/5/30 (a)	1,200,000	1,161,457
ORES NPL LLC, 6.00%, 3/27/24 (a)	200,000	198,882
Rialto Capital Management LLC, 2.85%, 5/15/24 (a)	13,519	13,491

Total Commercial Mortgage-Backed Securities (Cost $9,233,993)		9,115,245

CORPORATE BONDS - 29.0%

Basic Materials - 0.1%
Methanex Corp., 5.65%, 12/1/44	100,000	80,776

Communications - 5.7%
America Movil SAB de CV, 1.632%, 9/12/16 (b)	490,000	489,805
Frontier Communications Corp., 10.50%, 9/15/22 (a)	700,000	717,500
Qwest Corp., 6.50%, 6/1/17	500,000	520,625
Sprint Communications, Inc., 6.00%, 12/1/16	1,750,000	1,739,063
Verizon Communications, Inc., 4.862%, 8/21/46	325,000	342,719
		3,809,712

Consumer, Cyclical - 7.3%
American Airlines Pass Through Trust:
5.60%, 1/15/22 (a)	1,863,650	1,882,286
5.25%, 7/15/25	170,000	170,850
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	200,000	214,500
Continental Airlines Pass Through Trust 2009-1, 9.00%, 1/8/18	130,188	132,987
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	500,000	462,500
HD Supply, Inc., 7.50%, 7/15/20	600,000	636,750
Virgin Australia Trust:
7.125%, 10/23/18 (a)	57,117	57,117
6.00%, 4/23/22 (a)	1,304,314	1,317,357
		4,874,347

Consumer, Non-cyclical - 3.8%
Albertson's Holdings LLC/Safeway, Inc., 7.75%, 10/15/22 (a)	503,000	544,498
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	200,000	210,000
MEDNAX, Inc., 5.25%, 12/1/23 (a)	250,000	260,000
SUPERVALU, Inc., 6.75%, 6/1/21	100,000	85,250
United Rentals North America, Inc., 7.625%, 4/15/22	449,000	478,185
Whole Foods Market, Inc., 5.20%, 12/3/25 (a)	900,000	943,117
		2,521,050

Energy - 2.0%
Enterprise Products Operating LLC, 7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	700,000	709,800
Sabine Pass LNG LP, 7.50%, 11/30/16	400,000	411,600
See notes to Schedule of Investments.

Williams Partners LP, 3.60%, 3/15/22	100,000	82,342
Williams Partners LP / ACMP Finance Corp., 4.875%, 3/15/24	150,000	130,893
		1,334,635

Financial - 9.1%
Ally Financial, Inc.:
2.75%, 1/30/17	300,000	298,500
6.25%, 12/1/17	600,000	625,500
Bank of America Corp.:
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	1,100,000	1,083,500
3.95%, 4/21/25	300,000	298,487
CIT Group, Inc., 5.00%, 5/15/17	1,000,000	1,017,500
Citigroup, Inc.:
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	180,000	172,260
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)	650,000	651,606
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	300,000	294,750
4.40%, 6/10/25	200,000	203,942
4.45%, 9/29/27	300,000	301,873
Credit Acceptance Corp.:
6.125%, 2/15/21	500,000	472,500
7.375%, 3/15/23 (a)	100,000	95,250
Doric Nimrod Air Alpha Ltd. Pass Through Trust, 6.125%, 11/30/21 (a)	490,936	490,936
Morgan Stanley, 3.95%, 4/23/27	100,000	100,106
		6,106,710

Industrial - 1.0%
Coveris Holding Corp., 10.00%, 6/1/18 (a)	700,000	668,500

Total Corporate Bonds (Cost $19,412,526)		19,395,730

FLOATING RATE LOANS - 3.6%

Consumer, Cyclical - 3.3%
Albertson's Holdings LLC, 5.50%, 8/25/21 (b)(c)	396,496	396,496
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)(c)	692,452	672,219
Kraton Polymers LLC, 6.00%, 1/6/22 (b)(c)	500,000	470,417
Varsity Brands, Inc., 5.00%, 12/11/21 (b)(c)	646,227	641,918
		2,181,050

Consumer, Non-cyclical - 0.3%
SUPERVALU, Inc., 4.50%, 3/21/19 (b)(c)	197,712	193,236

Total Floating Rate Loans (Cost $2,357,574)		2,374,286

See notes to Schedule of Investments.

U.S. TREASURY OBLIGATIONS - 4.9%
United States Treasury Bonds, 3.00%, 11/15/45	255,000	275,291
United States Treasury Notes, 0.50%, 4/30/17	3,000,000	2,995,548

Total U.S. Treasury Obligations (Cost $3,270,546)		3,270,839

TIME DEPOSIT - 7.7%
State Street Bank Time Deposit, 0.278%, 4/1/16	5,171,709	5,171,709

Total Time Deposit (Cost $5,171,709)		5,171,709

TOTAL INVESTMENTS (Cost $70,783,363) - 105.2%		70,325,016
Other assets and liabilities, net - (5.2)%		(3,466,427)
NET ASSETS - 100.0%		$66,858,589

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
2 Year U.S. Treasury Notes	(29)	6/16	($6,343,750)	($42)
5 Year U.S. Treasury Notes	(37)	6/16	(4,483,070)	(4,064)
10 Year U.S. Treasury Notes	(7)	6/16	(912,734)	971
Total Short				($3,135)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on March 31, 2016.
(c) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at March 31, 2016. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

Abbreviations:
CLO:	Collateralized Loan Obligations
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
REIT:	Real Estate Investment Trust
See notes to Schedule of Investments.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Management Series (the “Trust”), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust is comprised of two seperate Funds (the "Funds"). Calvert Tax-Free Responsible Impact Bond Fund (“Tax-Free Bond”) and Calvert Unconstrained Bond Fund (“Unconstrained Bond”) are each registered as a non-diversified fund. The operations of each fund are accounted for separately. The Trust applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Trust uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Trust to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Trust’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Trust’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Trust may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At March 31, 2016, no securities were fair valued in good faith under the direction of the Board.

The following tables summarize the market value of the Funds' holdings as of March 31, 2016, based on the inputs used to value them:
TAX-FREE RESPONSIBLE IMPACT BOND

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Municipal Obligations	$—	$147,812,539	$—	$147,812,539
TOTAL	$—	$147,812,539	$—	$147,812,539
Futures Contracts**	$28,373	$—	$—	$28,373

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the quarter ended March 31, 2016.

UNCONSTRAINED BOND

	VALUATION INPUTS
INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$24,205,270	$—	$24,205,270
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	6,791,937	—	6,791,937
Commercial Mortgage-Backed Securities	—	9,115,245	—	9,115,245
Corporate Bonds	—	19,395,730	—	19,395,730
Floating Rate Loans	—	2,374,286	—	2,374,286
U.S. Treasury Obligations	—	3,270,839	—	3,270,839
Time Deposit	—	5,171,709	—	5,171,709
TOTAL	$—	$70,325,016	$—	$70,325,016
Futures Contracts**	($3,135)	$—	$—	($3,135)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the quarter ended March 31, 2016.
Loan Participations and Assignments: Unconstrained Bond may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: The Funds may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Funds may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives and may use futures contracts to hedge against changes in interest rates. The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Funds. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds' ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Funds. During the period, the Funds used U.S. Treasury Bond and Notes futures contracts as a substitute for direct investment in particular asset classes, to hedge against interest rate changes and to manage overall duration of the Funds and to implement tactical asset allocation decisions. The Funds' futures contracts at period end are presented in the Schedules of Investments.
The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following tables:
TAX-FREE RESPONSIBLE IMPACT BOND

Derivative Description	Average Number of Contracts*
Futures Contracts long	-
Futures Contracts short	(143)
* Averages are based on activity levels during the period ended March 31, 2016.
UNCONSTRAINED BOND

Derivative Description	Average Number of Contracts*
Futures Contracts long	-
Futures Contracts short	(80)
* Averages are based on activity levels during the period ended March 31, 2016.
Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at March 31, 2016.

	TAX-FREE RESPONSIBLE IMPACT BOND	UNCONSTRAINED BOND
Unrealized appreciation	$10,801,080	$362,659
Unrealized (depreciation)	(1,309)	(821,046)
Net unrealized appreciation (depreciation)	$10,799,771	($458,387)
Federal income tax cost of investments	$137,012,768	$70,783,403

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT MANAGEMENT SERIES, INC.

By:	/s/ John H. Streur John H. Streur President -- Principal Executive Officer
Date:    May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    May 24, 2016

    /s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    May 24, 2016